Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2016 yr
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	1.21
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	4
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	90.40%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	1.23%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.78